Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Earnings Per Share

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2020:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(97,199.1)	2,952,353,090	Rs.	(32.9)
	US$	(1,284.7)		US$	(0.4)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#		US$	#
Diluted earnings/(loss) per share	Rs.	(97,199.1)	2,952,353,090	Rs.	(32.9)
	US$	(1,284.7)		US$	(0.4)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(16,741.2)	508,502,473	Rs.	(32.9)
	US$	(221.3)		US$	(0.4)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#		US$	#
Diluted earnings/(loss) per share	Rs.	(16,741.2)	508,502,473	Rs.	(32.9)
	US$	(221.3)		US$	(0.4)
For the year ended March 31, 2019:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
For the year ended March 31, 2018:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	55,258.1	2,887,348,357	Rs.	19.1
Effect of shares kept in abeyance	Rs.	(2.4)	494,469	Rs.	(4.9)
Diluted earnings/(loss) per share	Rs.	55,255.7	2,887,842,826	Rs.	19.1
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	9,782.6	508,502,336	Rs.	19.2
Effect of shares kept in abeyance	Rs.	2.4	233,774	Rs.	10.3
Diluted earnings/(loss) per share	Rs.	9,785.0	508,736,110	Rs.	19.2